SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 06, 2023	Jan. 06, 2023	Nov. 16, 2022	Aug. 22, 2022	May 24, 2022	Mar. 14, 2022	Dec. 02, 2021	May 28, 2021	Jan. 29, 2021	Sep. 02, 2020	Jan. 30, 2023
Subsequent Event [Line Items]
Cash dividend paid (in USD per share)			$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.03	$ 0.01	$ 0.03
Subsequent Event
Subsequent Event [Line Items]
Cash dividend paid (in USD per share)		$ 0.08
Value of cash dividend paid		$ 7.6
Cash dividend declared (in USD per share)	$ 0.08
Subsequent Event | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Fresh Vegetables | Fresh Express
Subsequent Event [Line Items]
Sale of division											$ 293.0